Income Taxes - Summarizes Major Jurisdictions Subject to Examination (Detail)		12 Months Ended
		Mar. 31, 2015
Japan
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	[1]	2010
United Kingdom
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination		2014
United States
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination		2012

[1]	The earliest year in which Nomura remains subject to examination for transfer pricing issues is 2009.